BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Global Opportunities V.I. Fund

(the “Fund”)

Supplement dated July 6, 2012

to the Statement of Additional Information dated May 1, 2012

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management and Advisory Arrangements—Portfolio Manager Information” is revised as set forth below.

The subsection entitled “Other Funds and Accounts Managed” as it relates solely to the Fund is revised as set forth below:

Global Opportunities V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	11	12	7	0	1	4
	$9.91 Billion	$2.16 Billion	$1.92 Billion	$0	$335.7 Million	$1.53 Billion
Ian Jamieson, CFA	3	3	0	0	0	0
	$3.02 Billion	$351.6 Million	$0	$0	$0	$0
Nigel Hart, CFA[1]	5	3	3	0	0	1
	$3.96 Billion	$336 Million	$991.8 Million	$0	$0	$873.5 Million

1 Information for Mr. Hart is provided as of June 20, 2012.

The subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation—1. Equity Dividend V.I., Value Opportunities V.I., International V.I., Global Opportunities V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I., Capital Appreciation V.I., and Basic Value V.I.” as it relates solely to the Fund is revised as set forth below:

Portfolio Manager(s)	Funds Managed	Applicable Benchmarks
Thomas Callan, CFA Ian Jamieson, CFA Nigel Hart, CFA	Global Opportunities V.I.	Lipper Mid-Cap Core Fund classification; Lipper International Multi-Cap Core fund classification; Lipper Global/Health/Biotechnology Fund classification

The last sentence of the first paragraph under the subsection entitled “Portfolio Manager Compensation Overview—Other compensation benefits—Incentive Savings Plans” is deleted in its entirety and replaced with the following:

All of the eligible portfolio managers have participated in the deferred compensation program.

Shareholders should retain this Supplement for future reference.